CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents | ¥		¥ 994,489	¥ 1,123,296
Restricted cash | ¥		714	127,762
Loans, net | ¥		2,260,982	1,851,001
Other financing receivables, net | ¥		11,868	1,936,213
Prepaid expenses and other current assets | ¥		79,313	62,913
Current assets of discontinued operations | ¥		38,433	49,872
Total current assets | ¥		3,385,799	5,151,057
Property, equipment and leasehold improvements, net | ¥		1,301,114	1,350,858
Deferred tax assets, net | ¥		219,355	209,587
Long-term loans, net | ¥		23,021	0
Non-current assets of discontinued operations | ¥		14,966	42,002
Total assets | ¥		4,944,255	6,753,504
Current liabilities
Dividends payable | ¥		0	172,932
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of RMB678,772 and RMB520,000 as of December 31, 2018 and 2017, respectively) | ¥		678,772	520,000
Long-term bank borrowings, current portion | ¥		86,000	73,000
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of nil and RMB1,161 as of December 31, 2018 and 2017, respectively) | ¥		0	1,161
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of nil and RMB743,496 as of December 31, 2018 and 2017, respectively) | ¥		0	743,496
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of RMB2,129,374 and RMB1,729,327 as of December 31, 2018 and 2017, respectively) | ¥		2,218,974	1,836,203
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of RMB235,541and RMB2,358,109 as of December 31, 2018 and 2017, respectively) | ¥		973,147	2,635,604
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of RMB90,389 and RMB36,733 as of December 31, 2018 and 2017, respectively) | ¥		108,386	53,278
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of RMB70 and RMB5 as of December 31, 2018 and 2017, respectively) | ¥		10,352	10,916
Total current liabilities | ¥		4,075,631	6,046,590
Noncurrent liabilities
Long-term bank borrowings | ¥		505,000	591,000
Long-term financing payables, related party | ¥		0	235,527
Total liabilities | ¥		4,580,631	6,873,117
Commitments and Contingencies (Note 16) | ¥
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none | ¥		0	0
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 48,908,860 shares at December 31, 2018; issued and outstanding - 47,531,799 shares at December 31, 2017 | ¥		336	327
Additional paid-in capital | ¥		902,316	693,889
Statutory reserves | ¥		186,022	160,289
Accumulated deficit | ¥		(725,050)	(974,118)
Total stockholders' equity (deficit) | ¥		363,624	(119,613)
Total liabilities and stockholders' equity (deficit) | ¥		¥ 4,944,255	¥ 6,753,504
USD
Current assets
Cash and cash equivalents | $	$ 144,902
Restricted cash | $	104
Loans, net | $	329,436
Other financing receivables, net | $	1,729
Prepaid expenses and other current assets | $	11,556
Current assets of discontinued operations | $	5,600
Total current assets | $	493,327
Property, equipment and leasehold improvements, net | $	189,578
Deferred tax assets, net | $	31,961
Long-term loans, net | $	3,354
Non-current assets of discontinued operations | $	2,181
Total assets | $	720,401
Current liabilities
Dividends payable | $	0
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of RMB678,772 and RMB520,000 as of December 31, 2018 and 2017, respectively) | $	98,900
Long-term bank borrowings, current portion | $	12,531
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of nil and RMB1,161 as of December 31, 2018 and 2017, respectively) | $	0
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of nil and RMB743,496 as of December 31, 2018 and 2017, respectively) | $	0
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of RMB2,129,374 and RMB1,729,327 as of December 31, 2018 and 2017, respectively) | $	323,315
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of RMB235,541and RMB2,358,109 as of December 31, 2018 and 2017, respectively) | $	141,792
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of RMB90,389 and RMB36,733 as of December 31, 2018 and 2017, respectively) | $	15,792
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of RMB70 and RMB5 as of December 31, 2018 and 2017, respectively) | $	1,508
Total current liabilities | $	593,838
Noncurrent liabilities
Long-term bank borrowings | $	73,581
Long-term financing payables, related party | $	0
Total liabilities | $	667,419
Commitments and Contingencies (Note 16) | $
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none | $	0
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 48,908,860 shares at December 31, 2018; issued and outstanding - 47,531,799 shares at December 31, 2017 | $	49
Additional paid-in capital | $	131,472
Statutory reserves | $	27,104
Accumulated deficit | $	(105,643)
Total stockholders' equity (deficit) | $	52,982
Total liabilities and stockholders' equity (deficit) | $	$ 720,401